Note 8 - Fixed Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
8.
       Fixed assets

December 31, 2019		Accumulated
	Cost	depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,602	5,136	5,466
Vehicles	85,585	48,308	37,277
Furniture and equipment	92,863	54,806	38,057
Computer equipment and software	112,752	83,371	29,381
Leasehold improvements	43,170	24,327	18,843
	$347,493	$215,948	$131,545

December 31, 2018		Accumulated
	Cost	depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,581	4,952	5,629
Vehicles	67,441	40,821	26,620
Furniture and equipment	74,052	49,275	24,777
Computer equipment and software	100,743	76,108	24,635
Leasehold improvements	34,477	20,557	13,920
	$289,815	$191,713	$98,102

Included in fixed assets are vehicles, office and computer equipment under finance lease at a cost of
$21,060
(
2018
-
$9,628
) and net book value of
$10,745
(
2018
-
$4,404
).